Lines of Credit - Lines of credit with financial institutions (Parenthetical) (Detail) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of Credit Facility [Line Items]
Line amount	$ 17,700		$ 3,500	$ 2,700
$400 Million Line of Credit Agreement Expiring December 31, 2022
Line of Credit Facility [Line Items]
Line amount	$ 400	$ 400
Line of credit expiration date	Dec. 31, 2022	Dec. 31, 2022
$125 Million Line of Credit Agreement Expiring September 14, 2020
Line of Credit Facility [Line Items]
Line amount	$ 125	$ 125
Line of credit expiration date	Sep. 14, 2020	Sep. 14, 2020
$400 Million Line of Credit Agreement Expiring December 31, 2022
Line of Credit Facility [Line Items]
Line amount		$ 400	$ 400
Line of credit expiration date		Dec. 31, 2022	Dec. 31, 2022
$125 Million Line of Credit Agreement Expiring September 14, 2020
Line of Credit Facility [Line Items]
Line amount		$ 125	$ 125
Line of credit expiration date		Dec. 31, 2020	Dec. 31, 2020
One Twenty Five Million Line of Credit Agreement Expiring December Thirty First Two Thousand Nineteen [Member]
Line of Credit Facility [Line Items]
Line amount		$ 125	$ 125	$ 125
Line of credit expiration date		Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2019
Twenty Five Million Line of Credit Agreement Expiring December Thirty First Two Thousand Nineteen [Member]
Line of Credit Facility [Line Items]
Line amount		$ 25	$ 25
Line of credit expiration date		Dec. 31, 2019	Dec. 31, 2019
Line of credit interest rate		6.00%	6.00%
Fifty Five Million Line of Credit Agreement Expiring December Thirty First Two Thousand Nineteen [Member]
Line of Credit Facility [Line Items]
Line amount		$ 55,000	$ 55,000
Line of credit expiration date		Dec. 31, 2019	Dec. 31, 2019
Seventy Five Million Unsecured Line of Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line amount		$ 75,000	$ 75,000
Line of credit interest rate		4.00%	4.00%
Fifty Five Million Line of Credit Agreement Expiring March Twenty Nine Two Thousand Nineteen [Member]
Line of Credit Facility [Line Items]
Line amount			$ 55	$ 55
Line of credit expiration date			Mar. 29, 2019	Mar. 29, 2019
One Hundred Million Line of Credit Agreement Expiring July Nine Two Thousand Nineteen [Member]
Line of Credit Facility [Line Items]
Line amount			$ 100	$ 100
Line of credit expiration date			Jul. 09, 2019	Jul. 09, 2019
Twenty Five Million Line of Credit Agreement Expiring September Nineteen Two Thousand Nineteen [Member]
Line of Credit Facility [Line Items]
Line amount			$ 25	$ 25
Line of credit expiration date			Sep. 19, 2019	Sep. 19, 2019
Line of credit interest rate			6.00%	6.00%